UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2968

Name of Registrant:Vanguard Trustees Equity Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004		MARKET
		VALUE
VANGUARD INTERNATIONAL VALUE FUND	SHARES	(000)

COMMON STOCKS (94.3%)

Australia (0.3%)
BlueScope Steel Ltd.	982,000	$ 5,089

Belgium (0.4%)
KBC Bankverzekeringsholding	81,000	4,575
Delhaize Group	32,100	1,536
* Belgacom SA	48,000	1,474

		7,585
Brazil (1.9%)
Petrol Brasil ADR	801,000	22,652
Gerdau SA	272,000	3,868
Uniao de Bancos Brasileiros SA	151,000	3,278
Companhia Suzano de Papel e Celulose	445,000	2,061
Companhia de Saneamento Basico do Estado de Sao Paulo	41,100,000	1,923
Petroleo Brasileiro SA Pfd.	74,000	1,910
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd. Class A	125,600	1,800
Votorantim Celulose e Papel SA	30,800	1,101

		38,593
Canada (2.4%)
Bank of Nova Scotia Halifax	383,700	10,567
Manulife Financial Corp.	179,300	7,177
Alcan Inc.	110,000	4,352
BCE INC	200,000	4,211
Canadian Pacific Railway Ltd.	140,800	3,570
Falconbridge Ltd.	149,200	3,434
Canadian National Railway Company	70,000	3,140
* Petro-Canada	58,600	2,736
Husky Energy Inc.	120,000	2,605
* Celestica Inc.	150,000	2,558
* Nexen Inc.	62,000	2,386
Loblaw Cos., Ltd.	36,300	1,702

		48,438
China (1.6%)
China Mobile (Hong Kong) Ltd.	4,570,000	13,271
Denway Motors Ltd.	31,906,000	11,965
China Petroleum & Chemical Corp.	8,300,000	3,246
* Ping An Insurance (Group) Co. of China Ltd.	1,855,500	2,367

		30,849
Denmark (0.2%)
* Falck A/S	499,000	3,361

Finland (1.9%)
TietoEnator Oyj B Shares	669,000	18,606
UPM-Kymmene Oyj	790,000	15,351
Nokia Oyj	300,000	3,442

		37,399
France (12.5%)
Total SA	159,000	30,877
Aventis SA	314,000	24,232
Societe Generale Class A	285,000	23,401
AXA	1,023,809	21,041
Groupe Danone	250,000	20,618
European Aeronautic Defence and Space Co.	720,000	19,851
Schneider Electric SA	293,000	18,643
BNP Paribas SA	272,000	15,843
Arcelor	861,600	14,305
Lafarge SA	162,544	13,934
Carrefour SA	291,300	13,899
Societe Centrale des Assurances Generales de France	197,600	11,657
Suez SA	447,000	8,837
Credit Agricole SA	275,000	6,489
France Telecom SA	93,200	2,309

		245,936
Germany (8.8%)
E.On AG	385,000	27,408
Linde AG	332,000	18,027
Fresenius Medical Care AG	244,500	17,783
Schering AG	300,000	16,860
Celesio AG	240,000	15,314
BASF AG	257,000	13,701
Deutsche Bank AG	176,000	12,237
Adidas-Salomon AG	99,000	11,775
Continental AG	226,800	10,701
Volkswagen AG Pfd.	265,000	7,380
Volkswagen AG	145,156	5,895
Man AG	153,300	5,690
HeidelbergerCement AG	115,000	5,214
Depfa Bank PLC	324,000	4,408
* EPCOS AG	100,000	1,704

		174,097
Hong Kong (2.6%)
Johnson Electric Holdings Ltd.	19,740,000	19,993
Wing Hang Bank Ltd.	2,690,000	16,175
Hutchison Whampoa Ltd.	2,100,000	14,202

		50,370
Hungary (0.3%)
* MOL Magyar Olaj-es Gazipari Rt. GDR	157,000	6,473

Indonesia (0.1%)
PT Astra International Tbk	4,162,000	2,529
* PT Toba Pulp Lestari Tbk	545,000	--

		2,529
Israel (0.2%)
Bank Hapoalim Ltd.	1,800,000	4,908
India (0.2%)
ICICI Bank Ltd.	215,000	2,799
Punjab National Bank Ltd.	296,000	1,707

		4,506
Italy (3.9%)
ENI SpA	1,983,555	40,836
Saipem SpA	1,550,000	14,761
* Luxottica Group SpA ADR	612,000	10,490
Unicredito Italiano SpA	1,030,000	4,936
Banca Intesa SpA	1,318,000	4,887

		75,910
Japan (15.1%)
Canon, Inc.	810,000	39,535
Sumitomo Trust & Banking Co., Ltd.	4,182,000	24,464
Sony Corp.	618,200	21,687
Tostem Inax Holding Corp.	1,038,000	21,094
Asahi Glass Co., Ltd.	2,188,000	19,671
Takeda Chemical Industries Ltd.	420,500	19,656
Mazda Motor Corp.	5,292,000	18,138
NEC Corp.	2,907,000	18,127
Nissan Motor Co., Ltd.	1,200,000	12,942
Honda Motor Co., Ltd.	244,000	11,866
Toyota Motor Corp.	290,500	11,677
Kao Corp.	463,000	11,465
Rohm Co., Ltd.	99,000	10,588
Sumitomo Mitsui Financial Group, Inc.	1,320	7,947
JFE Holdings, Inc.	266,000	6,360
* UFJ Holdings Inc.	1,500	6,016
Promise Co., Ltd.	83,000	5,377
Tokyo Electric Power Co.	235,000	5,324
Daito Trust Construction Co., Ltd.	133,400	4,967
C&S Co. Ltd.	196,000	4,704
Nippon Meat Packers, Inc.	385,000	4,694
Sammy Corp.	95,000	4,679
Tanabe Seiyaku Co., Ltd.	270,000	2,238
Japan Tobacco, Inc.	250	1,909
Nippon Mining Holdings Inc.	400,000	1,680
Mitsui Chemicals, Inc.	256,000	1,137

		297,942
Mexico (1.3%)
Cemex SA de CV ADR	581,739	16,393
Telefonos de Mexico SA Class L ADR	286,000	8,832

		25,225
Netherlands (4.1%)
ING Groep NV	996,172	23,123
ABN-AMRO Holding NV	960,969	20,131
Verenigde Nederlandse Uitgeversbedrijven NV	551,305	14,569
Akzo Nobel NV	346,000	11,422
Koninklijke (Royal) Philips Electronics NV	470,000	11,396

		80,641
Norway (0.1%)
* Yara International ASA	210,000	1,860

Singapore (2.4%)
DBS Group Holdings Ltd.	2,553,701	23,003
* Singapore Airlines Ltd.	2,373,000	15,307
Singapore Telecommunications Ltd.	4,328,000	5,760
* Flextronics International Ltd.	329,000	4,136

		48,206
South Africa (0.7%)
Amalgamated Banks of South Africa Group Ltd.	695,569	5,668
Sanlam Ltd.	3,213,300	4,486
Telkom South Africa Ltd.	223,000	2,855
		13,009
South Korea (5.2%)
Samsung Electronics Co., Ltd.	60,000	21,394
* Kookmin Bank	705,000	19,381
LG Chem Ltd.	635,000	21,149
SK Telecom Co. Ltd. ADR	640,000	11,302
Shinsegae Co., Ltd.	64,000	14,912
POSCO	30,000	4,091
Shinhan Financial Group Ltd.	218,000	3,178
Hyundai Motor Co. Ltd.	70,000	2,598
Nong Shim Co. Ltd.	9,000	1,774
Hanwha Chemical Corp.	223,000	1,411
INI Steel Co.	71,820	620

		101,810
Spain (1.6%)
Telefonica Moviles SA	1,347,395	13,789
Repsol-YPF SA	393,000	8,346
Altadis SA	156,000	4,876
Endesa SA	250,000	4,551

		31,562
Sweden (0.4%)
Svenska Cellulosa AB B Shares	204,000	7,550

Switzerland (3.9%)
Nestle SA (Registered)	105,470	26,958
Novartis AG (Registered)	356,680	15,961
Swisscom AG	41,500	13,494
* ABB Ltd.	2,100,000	11,342
* Credit Suisse Group (Registered)	258,000	8,278

		76,033
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,792,140	12,760
* Compal Electronics Inc. GDR	1,296,644	6,003
* China Steel Corp. GDR	170,775	2,944

		21,707
Thailand (0.1%)
PTT Public Co., Ltd. (Foreign)	730,000	2,703

Turkey (0.1%)
Akbank TAS	460,000,000	1,897

United Kingdom (20.9%)
GlaxoSmithKline PLC	2,002,503	40,675
HSBC Holdings PLC	1,763,600	26,002
Vodafone Group PLC	11,797,146	25,582
Signet Group PLC	10,666,341	21,045
Royal Bank of Scotland Group PLC	725,028	20,383
Barclays PLC	2,106,965	17,624
Rolls-Royce Group PLC	3,975,917	17,442
GUS PLC	1,031,978	16,158
Lloyds TSB Group PLC	2,152,680	16,138
HBOS PLC	1,238,236	16,043
Tesco PLC	3,175,000	14,694
Unilever PLC	1,625,000	14,346
Kesa Electricals PLC	2,799,018	14,303
Kingfisher PLC	2,710,653	13,999
BP PLC	1,472,000	13,812
Old Mutual PLC	6,945,000	13,197
Compass Group PLC	2,232,000	12,978
Amvescap PLC	2,412,000	12,413
Standard Chartered PLC	684,933	11,328
* Group 4 Securicor PLC	4,091,800	8,706
Aviva PLC	840,000	8,554
Xstrata plc	450,000	6,350
Abbey National PLC	557,200	5,745
SABMiller PLC	437,000	5,571
InterContinental Hotels Group PLC	520,000	5,527
British American Tobacco PLC	335,400	5,099
Trinity Mirror PLC	420,000	4,751
* International Power PLC	1,712,500	4,570
Royal & Sun Alliance Insurance Group PLC	3,112,000	4,372
RMC Group PLC	391,000	4,255
J. Sainsbury PLC	840,000	4,120
Taylor Woodrow PLC	840,000	3,804
Rexam PLC	350,000	2,715
* J. Sainsbury PLC B Shares	912,000	580

		412,881

TOTAL COMMON STOCKS
(Cost $1,590,356)		1,859,069

TEMPORARY CASH INVESTMENTS (12.7%)
Vanguard Market Liquidity Fund, 1.33%**	243,950,556	243,951

	FACE
	AMOUNT
	(000)

Federal National Mortgage Assn
(1) 1.44%, 9/22/2004	$ 6,000	5,987

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $249,938)		249,938

TOTAL INVESTMENTS (107.0%)
(Cost $1,840,294)		2,109,007

OTHER ASSETS AND LIABILITIES-NET (-7.0%)		(137,579)

NET ASSETS (100%)		$1,971,428

  *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
   7-day yield.
(1) Security segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $1,840,294,0000. Net unrealized appreciation of investment securities was for tax purposes $268,713,000, consisting of unrealized gains of $330,371,000 on securities that had risen in value since their purchase and $61,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures and Foreign Currency Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.8% and 8.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004, and the related unrealized appreciation (depreciation) were:

		(000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	1,005	$32,796	($ 651)
FTSE 100 Index	331	26,567	(223)
Topix Index	216	22,104	(154)
S&P ASX 200 Index	106	6,554	52

The fund enters into forward currency contracts to provide the apprpriate currency exposure related to any open futures contracts. Forward contracts are valued at their quoted daily settlement prices. At July 31, 2004, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount
Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation)
9/22/2004	AUD	9,249	USD	6,443	$ 113
9/22/2004	EUR	26,974	USD	32,452	(119)
9/22/2004	GBP	14,390	USD	26,051	(147)
9/22/2004	JPY	2,440,800	USD	21,941	(271)

AUD-Australian dollar.
EUR-euro.
GBP-British Pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Trustees Equity Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Trustees Equity Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Vanguard Trustees Equity Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.